Nota 28 Profit attributable to non-controlling interests (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 351	€ 261
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(78)	(64)
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(174)	(128)
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(48)	(61)
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(1)	0
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(41)	(5)
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ (10)	€ (3)